RELATED PARTY TRANSACTIONS (Details)		1 Months Ended				3 Months Ended	12 Months Ended
	Mar. 24, 2021 USD ($) $ / shares shares	Jan. 31, 2024 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	May 31, 2022 USD ($) installment	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 01, 2019
Related Party Transaction
Sublicensing revenue from a related party								$ 5,000,000
Lease income							$ 0	60,000	$ 148,000
Shares issued | shares	15,853,658
Offering price per share | $ / shares	$ 2.05
Net proceeds from issuance of common stock	$ 32,500,000
Juventas Cell Therapy Ltd.
Related Party Transaction
Term of lease contract											1 year
Lease income								60,000	$ 148,000	$ 140,000
Costs of leased equipment			$ 138,000	¥ 900,000
Precision Autoimmune Therapeutics Co., Ltd
Related Party Transaction
Upfront payment					$ 10,000,000
Number of installments for upfront payment | installment					2
Sublicensing revenue from a related party								$ 5,000,000.0
Reimbursement of labor, preclinical and clinal expense						$ 4,400,000
Other receivables							$ 3,900,000
Precision Autoimmune Therapeutics Co., Ltd | Related Party | Subsequent event
Related Party Transaction
Other receivables		$ 500,000
Chairman and Chief Executive Officer | Emerging Technology Partners LLC
Related Party Transaction
Shares issued | shares	3,000,000
Offering price per share | $ / shares	$ 2.05
Net proceeds from issuance of common stock	$ 6,150,000